Chrysler Financial Services Americas LLC	Distribution Date: 15-Jan-10
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 1 of 2

Payment Determination Statement Number	6
Distribution Date	15-Jan-10
Record Date	14-Jan-10

Dates Covered	From and Including	To and Including
Collections Period	01-Dec-09	31-Dec-09
Accrual Period	15-Dec-09	14-Jan-10
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	74,401	$1,385,554,985.48
Collections of Installment Principal		36,357,496.73
Collections Attributable to Full Payoffs		8,176,973.28
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		532,591.24

Pool Balance — End of Period(EOP)	73,876	$1,340,487,924.23

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,641,086,430.26
Pool Factor (Pool Balance as a % of Initial Pool Balance)	81.68%

Ending Overcollateralization(O/C) Amount	$369,749,632.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	138.090%
Ending Reserve Account Balance	$11,213,746.54

Cumulative Net Losses	$535,836.35	Trigger	Compliance?

Net Credit Loss Ratio (3 mos weighted avg.)	0.137%	5.00%	Yes
Cumulative Recovery Ratio	61.155%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$2,058,349.93	0.154%	100
61-90 Days Delinquent	159,070.68	0.012%	6
91-120 Days Delinquent	195,282.94	0.015%	8
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	667,166.23	0.050%	28

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$1,021,519.85
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.07491%

	Current Month	Prior Month
Weighted Average A.P.R.	1.716%	1.707%
Weighted Average Remaining Term (months)	39.80	40.74
Weighted Average Seasoning (months)	9.31	8.31

Chrysler Financial Services Americas LLC	Distribution Date: 15-Jan-10
CFAST 2009-A Monthly Servicer’s Certificate (ML)	Page 2 of 2

Cash Sources
Collections of Installment Principal	$36,357,496.73
Collections Attributable to Full Payoffs	8,176,973.28
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	375,410.58
Collections of Interest	1,997,233.04
Investment Earnings	429.46
Reserve Account Draw	0.00

Total Sources	$46,907,543.09

Cash Uses
Servicer Fee	$1,154,629.15
Backup Servicer Fee	$11,546.29
A Note Interest	2,044,825.60
Priority Principal Distribution Amount	0.00
Reserve Fund	0.00
Required Principal Distribution Amount	43,696,542.05
Transition Cost to Backup Servicer	0.00
Distribution to Class B Noteholders	0.00

Total Cash Uses	$46,907,543.09

Administrative Payment
Total Principal and Interest Sources	$46,907,543.09
Investment Earnings in Trust Account	(429.46)
Daily Collections Remitted	(46,898,043.60)
Cash Reserve in Trust Account	0.00
Servicer Fee (withheld)	(1,154,629.15)
Distribution to Class B Noteholders	0.00

Payment Due to/(from) Trust Account	($1,145,559.12)

O/C Release (Prospectus pg S38-S39)
Pool Balance	$1,340,487,924.23
Yield Supplement O/C Amount	(109,575,770.45)

Adjusted Pool Balance	$1,230,912,153.78

Total Securities	$970,738,291.46

Adjusted O/C Amount	$260,173,862.32

Target Overcollateralization Amount	$190,791,383.84

O/C Release Period?	No

O/C Release	$0.00

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 412,000,000.00 @ 1.0115%	163,034,833.51	119,338,291.46	43,696,542.05	106.0595681	142,005.60	0.3446738
Class A-2 121,200,000.00 @ 1.85%	121,200,000.00	121,200,000.00	0.00	0.0000000	186,850.00	1.5416667
Class A-3 730,200,000.00 @ 2.82%	730,200,000.00	730,200,000.00	0.00	0.0000000	1,715,970.00	2.3500000

Total Notes	$1,014,434,833.51	$970,738,291.46	$43,696,542.05		$2,044,825.60

*	Class A-1 Interest is computed on an Actual/360 basis while class A-2 interest and Class A-3 interest are calculated on a 30/360 basis. Actual days in current period 31